Annual Operating Expenses - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 29, 2024
Fidelity Advisor Equity Income Fund - Class A
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.89%
Fidelity Advisor Equity Income Fund - Class C
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual operating expenses	1.67%
Fidelity Advisor Equity Income Fund - Class M
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual operating expenses	1.13%
Fidelity Advisor Equity Income Fund - Class I
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.65%
Fidelity Advisor Equity Income Fund - Class Z
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.51%

[1]	AAdjusted to reflect current fees.